Deferred revenue (Details) $ in Thousands	3 Months Ended
Nov. 30, 2023 USD ($)
Deferred Revenue
Deferred revenue, beginning	$ 1,727
Drawdown	1,500
Accretion of deferred revenue	112
Revenue recognized	(922)
Deferred revenue, ending	$ 2,417